Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 18 – Subsequent Events

On January 5, 2022, the Company issued 1,200,000 shares of common stock to a note holder in exchange for $50,688 of principal and accrued interest owed under the terms and conditions of the 6% convertible promissory note as issued to FirstFire Global, dated June 24, 2021.

On January 6, 2022, the Company issued 710,227 common shares to a note holder in exchange for $30,000 of principal owed under the terms and conditions of that 6% convertible promissory note as issued to Quick Capital, LLC, dated June 24, 2021.

On January 12, 2022, the Company issued an award of 5,000,000 restricted shares of the Company’s common stock as a signing bonus in consideration of Mr. Cohen entering into the New Employment Agreement.

On January 27, 2022, the Company issued 1,260,000 shares of the Company’s common stock in consideration for consulting services. The shares were valued at $0.0625 per share, or $78,687 based on the market price on the date of issuance.

On February 2, 2022, the Company issued 3,182,479 shares of common stock to a note holder in exchange for $124,117 of principal and accrued interest owed under the terms and conditions of that 6% convertible promissory note as issued to L1 Capital, dated March 30, 2021.